Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Berkshire Focus Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Berkshire Focus Fund
Average Annual Return, Percent	[1]	83.44%	11.79%	23.59%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent	[1]	22.32%	13.41%	15.51%

[1]	The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.